Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Golden Ocean Group Ltd
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	105,965,192
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes